Auditor's remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration
Statutory auditor's fees	€ 1,406,800	€ 414,600
Fees for audit-related services	29,200	0
Fees for persons related to the statutory auditor	29,200	27,500
Fees for legal assignments	43,000	92,100
Other fees related to non-audit services executed by the statutory auditor	148,200
Other fees related to non-audit services executed by persons related to the statutory auditor	€ 46,600
Other fees related to IT services		€ 134,800